UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON ESEMPLIA

EMERGING MARKETS EQUITY FUND

FORM N-Q

JANUARY 31, 2010

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited)	January 31, 2010

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.5%
Bermuda - 1.9%
308,000	China Yurun Food Group Ltd. (a)	$862,779

Brazil - 13.5%
31,300	BRF - Brasil Foods SA	749,109
31,300	CPFL Energia SA	601,942
37,400	Cyrela Brazil Realty SA	429,015
36,500	Gerdau SA, ADR	490,925
49,153	Itau Unibanco Banco Multiplo SA, ADR	941,772
66,600	JBS SA	329,734
44,000	Tam SA, ADR *	802,560
79,700	Vale SA, ADR	1,799,626

	Total Brazil	6,144,683

Canada - 2.6%
65,672	Gammon Gold Inc. *	566,749
45,500	Pacific Rubiales Energy Corp. *	608,257

	Total Canada	1,175,006

Cayman Islands - 4.1%
525,000	Belle International Holdings Ltd. (a)	592,555
1,289,000	Evergrande Real Estate Group Ltd. (a)*	560,540
551,600	Wynn Macau Ltd. (a)*	694,931

	Total Cayman Islands	1,848,026

China - 7.5%
1,169,000	China Construction Bank, Class H Shares (a)	892,056
123,400	China Pacific Insurance (Group) Co., Ltd., Class H Shares *	459,309
962,000	China Petroleum & Chemical Corp., Class H Shares (a)	751,044
590,000	China Railway Group Ltd., Class H Shares (a)*	424,995
1,205,000	Industrial & Commercial Bank of China Ltd., Class H shares (a)	875,898

	Total China	3,403,302

Hong Kong - 3.7%
120,000	China Mobile (Hong Kong) Ltd. (a)	1,132,563
116,000	Shanghai Industrial Holdings Ltd. (a)	538,275

	Total Hong Kong	1,670,838

India - 9.0%
81,804	Bank of India (a)	633,760
63,488	Cairn India Ltd. (a)*	359,487
291,699	JSW Energy Ltd. *	674,755
43,632	Reliance Industries Ltd. (a)	979,223
33,771	Sterlite Industries India Ltd. (a)	544,355
21,428	Sun Pharmaceutical Industries Ltd. (a)	689,957
14,196	Tata Consultancy Services Ltd. (a)	225,573

	Total India	4,107,110

Indonesia - 4.9%
3,608,500	Delta Dunia Makmur Tbk PT (a)*	687,535
2,163,000	PT Indofood Sukses Makmur Tbk (a)	824,970
726,500	PT Telekomunikasi Indonesia Tbk (a)	721,229

	Total Indonesia	2,233,734

Mexico - 5.9%
23,700	America Movil SAB de CV, Series L Shares, ADR	1,034,505
54,860	Cemex SA de CV, Participation Certificates, ADR *	504,163
195,776	Grupo Financiero Banorte SAB de CV, Series O Shares	645,357
245,300	Urbi, Desarrollos Urbanos SA de CV *	513,764

	Total Mexico	2,697,789

See Notes to Schedule of Investments.

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2010

SHARES	SECURITY	VALUE
Poland - 1.5%
49,984	Powszechna Kasa Oszczednosci Bank Polski SA (a)	$660,441

Russia - 6.3%
59,019	Gazprom OAO, ADR (a)	1,439,625
43,306	Mining & Metallurgical Co. Norilsk Nickel, ADR (a)*	652,987
102,054	Rosneft Oil Co., GDR (b)	788,635

	Total Russia	2,881,247

South Africa - 7.8%
110,004	Aveng Ltd. (a)	513,987
24,998	Impala Platinum Holdings Ltd. (a)	640,856
49,721	MTN Group Ltd. (a)	712,368
67,884	Murray & Roberts Holdings Ltd. (a)	349,964
93,529	Standard Bank Group Ltd. (a)	1,332,465

	Total South Africa	3,549,640

South Korea - 9.4%
6,422	LG Electronics Inc. (a)	601,418
20,480	LG.Philips LCD Co., Ltd. (a)	666,166
2,542	Samsung Electronics Co., Ltd. (a)	1,712,983
37,166	Shinhan Financial Group Co., Ltd. (a)*	1,298,175

	Total South Korea	4,278,742

Taiwan - 4.3%
247,590	Acer Inc. (a)	681,216
200,000	Hon Hai Precision Industry Co., Ltd. (a)	838,968
872,000	United Microelectronics Corp. (a)*	430,117

	Total Taiwan	1,950,301

Thailand - 1.4%
254,700	Siam Commercial Bank Public Co., Ltd. (a)	611,909

Turkey - 3.0%
84,426	Turkcell Iletisim Hizmet AS (a)	617,388
178,091	Turkiye Garanti Bankasi AS (a)	750,218

	Total Turkey	1,367,606

United States - 6.7%
79,800	iShares Trust - iShares MSCI Emerging Markets Index Fund	3,053,148

	TOTAL COMMON STOCKS (Cost - $35,612,656)	42,496,301

See Notes to Schedule of Investments.

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2010

FACE AMOUNT	SECURITY	VALUE
EQUITY-LINKED NOTE - 0.8%
Jersey - 0.8%
$61,251	JPMorgan International Derivatives Ltd. (Cairn India Ltd.), 0.000% due 1/11/11 (c) (Cost - $217,597)	$350,968

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $35,830,253)	42,847,269

SHORT-TERM INVESTMENT - 3.0%
Repurchase Agreement - 3.0%
1,370,000	State Street Bank & Trust Co., repurchase agreement dated 1/29/10, 0.010% due 2/1/10; Proceeds due at maturity - $1,370,001; (Fully collateralized by U.S. Treasury Bill, 0.000% due 7/22/10; Market value - $1,399,020) (Cost - $1,370,000)	1,370,000

	TOTAL INVESTMENTS - 97.3% (Cost - $37,200,253#)	44,217,269
	Other Assets in Excess of Liabilities - 2.7%	1,248,402

	TOTAL NET ASSETS - 100.0%	$45,465,671

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Equity-linked security whereby the coupon, dividend and or redemption amount is linked to the price of an underlying equity security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

Summary of Investments by Sector **

Financials	21.8%
Energy	13.5
Materials	11.8
Information Technology	10.3
Telecommunication Services	9.5
Consumer Discretionary	8.0
Exchange Traded Fund	6.9
Consumer Staples	6.2
Industrials	5.9
Health Care	1.6
Utilities	1.4
Short-Term Investment	3.1
100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2010 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Esemplia Emerging Markets Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and future contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks
Consumer discretionary	$942,779	$2,576,439	—	$3,519,218
Consumer staples	1,078,843	1,687,749	—	2,766,592
Energy	1,283,012	4,318,014	—	5,601,026
Financials	2,046,438	7,615,462	—	9,661,900
Health care	—	689,957	—	689,957
Industrials	802,560	1,827,221	—	2,629,781
Information technology	—	4,555,023	—	4,555,023
Materials	3,361,463	1,838,198	—	5,199,661
Telecommunication services	1,034,505	3,183,548	—	4,218,053
Other common stocks	3,655,090	—	—	3,655,090
Equity-linked note	—	350,968	—	350,968

Total long-term investments	$14,204,690	$28,642,579	—	$42,847,269
Short-term investment†	—	1,370,000	—	1,370,000

Total investments	$14,204,690	$30,012,579	—	$44,217,269

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Equity-Linked Notes. Equity-linked notes, or ELNs, are debt securities that pay interest based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying equity securities, often subject to a cap on the interest payable. ELNs are typically considered more conservative investments than investments in the equity securities to which they are linked, as ELNs generally provide for the repayment at maturity of the principal amount invested, plus interest (if any). However, in addition to the credit and market risks applicable to debt securities, ELNs are subject to the risk that an investor will receive less than the prevailing rate of interest if the value of the relevant equity securities decline or fail to increase sufficiently.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,146,411
Gross unrealized depreciation	(1,129,395)

Net unrealized appreciation	$7,017,016

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	March 23, 2010

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date:	March 23, 2010